9. LOANS FROM RELATED PARTY	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
9. LOANS FROM RELATED PARTY

On December 31, 2011, the Company issued an unsecured revolving promissory note (the “DE Note”) to DE LLC, an entity wholly owned by the Company’s CEO. The DE Note accrued interest at a rate of 10% per annum. DE LLC had the right at any time to demand that all outstanding principal and accrued interest be repaid with a ten-day notice to the Company. On March 4, 2016, the Company entered into a subscription agreement (the “Subscription Agreement”) with DE LLC. Pursuant to the terms of the Subscription Agreement, the Company and DE LLC agreed to convert the $3,073,410 aggregate amount of principal and interest outstanding under the DE Note into 307,341 shares of Common Stock. The shares were converted at a price of $10.00 per share. On the date of the conversion that market price of the shares was $12.00 and as a result the Company recorded a loss on the extinguishment of the debt of $614,682 on the condensed consolidated statement of operations for the nine months ended September 30, 2016. During the nine months ended September 30, 2016, the Company recorded interest expense in the amount of $32,008 on its condensed consolidated statement of operations.

In addition, DE LLC has previously advanced funds for working capital to Dolphin Films. During the year ended December 31, 2015, Dolphin Films agreed to enter into second Loan and Security Agreements with certain of DE LLC’s debtholders, pursuant to which the debtholders exchanged their DE Notes for notes issued by Dolphin Films totaling $8,774,327. See note 8 for more details. The amount of debt assumed by Dolphin Films was applied against amounts owed to DE LLC by Dolphin Films. During 2016, Dolphin Films entered into a promissory note with DE LLC (the “New DE Note”) in the principal amount of $1,009,624. The New DE Note is payable on demand and bears interest at 10% per annum. During the nine months ended September 30, 2017, the Company agreed to include certain script costs and other payables totaling $594,315 that were owed to DE LLC as part of the New DE Note. During the nine months ended September 30, 2017, the Company received proceeds related to the New DE Note from DE LLC in the amount of $1,388,000 and repaid DE LLC $681,773. As of September 30, 2017, and December 31, 2016, Dolphin Films owed DE LLC $1,734,867 and $684,326, respectively, that was recorded on the condensed consolidated balance sheets. Dolphin Films recorded interest expense of $45,055 and $112,473 for the three and nine months ended September 30, 2017.

As discussed in Note 9, the Company signed a promissory note and received $150,000 from an entity, of which Allan Mayer, director, shareholder and employee of the Company, is the trustee.

On December 31, 2011, the Company issued an unsecured revolving promissory note (the “DE Note”) to Dolphin Entertainment (“DE”), an entity wholly owned by the Company’s CEO that, at December 31, 2016 and December 31, 2015, had outstanding balances of $0 and $1,982,267, respectively. The DE Note accrued interest at a rate of 10% per annum. Dolphin Entertainment had the right at any time to demand that all outstanding principal and accrued interest be repaid with a ten day notice to the Company. During the year ended December 31, 2015, DE loaned the Company $2,797,000 and was repaid $3,267,000 in principal. During the year ended December 31, 2016, DE advanced the Company $270,000. On March 4, 2016, the Company entered into a subscription agreement (the “Subscription Agreement”) with DE. Pursuant to the terms of the Subscription Agreement, the Company and DE agreed to convert the $3,073,410 aggregate amount of principal and interest outstanding under the DE Note into 307,341 shares of Common Stock. The shares were converted at a price of $10.00 per share. On the date of the conversion that market price of the shares was $12.00 and as a result the Company recorded a loss on the extinguishment of the debt of $614,682 on the consolidated statement of operations for the year ended December 31, 2016. During the year ended December 31, 2016 and 2015 $32,008 and $340,050 was expensed in interest, respectively and the Company recorded accrued interest of $5,788 and $1,126, related to the DE Note, on its consolidated balance sheet as of December 31, 2016 and 2015, respectively.

In addition, DE has previously advanced funds for working capital to Dolphin Films. During the year ended December 31, 2015, Dolphin Films agreed to enter into second Loan and Security Agreements with certain of DE’s debtholders, pursuant to which the debtholders exchanged their DE notes for notes issued by Dolphin Films totaling $8,774,327. See Note 6 for more details. The amount of debt assumed by Dolphin Films was applied against amounts owed to Dolphin Entertainment by Dolphin Films. On October 1, 2016, Dolphin Films entered into a promissory note with DE (the “New DE Note”) in the principal amount of $1,009,624.  The New DE Note is payable on demand and bears interest at 10% per annum.  As of  December 31, 2016 and 2015, Dolphin Films owed DE $434,326 and $2,917,523, respectively, that was recorded on the condensed consolidated balance sheets. Dolphin Films recorded interest expense of $83,551 and $148,805, respectively for the years ended December 31, 2016 and 2015.